Provisions (Details) - Schedule of movements in provisions - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Provisions (Details) - Schedule of movements in provisions [Line Items]
TOTAL	$ 670,020	$ 547,136	$ 653,553
Annual Leave [Member]
Provisions (Details) - Schedule of movements in provisions [Line Items]
Carrying amount at start of year	273,876	285,360	245,804
Charged/(credited) to profit or loss -additional provisions recognised	242,532	231,981	278,686
Amounts used during the year	(158,968)	(231,061)	(240,734)
Change in foreign exchange	14,437	(12,404)	1,604
Carrying amount at end of year	371,877	273,876	285,360
Long Service Leave [Member]
Provisions (Details) - Schedule of movements in provisions [Line Items]
Carrying amount at start of year	273,260	368,193	391,167
Charged/(credited) to profit or loss -additional provisions recognised	25,210	31,725	40,017
Amounts used during the year	(327)	(126,658)	(62,991)
Carrying amount at end of year	$ 298,143	$ 273,260	$ 368,193